Income taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 625	$ 697
Deferred tax liabilities	0	(3,578)
Losses from operations carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	596	665
Research and development tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29	32
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (625)	$ (4,275)